Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2017	Sep. 30, 2023
Income Taxes (Details) [Line Items]
Operating loss carry forward	$ 74.4	$ 74.4	$ 23.5	$ 19.9
Federal income tax			21.00%	21.00%
Unrecognized uncertain tax positions
Corporate tax rate					21.00%
Adjusted taxable income					30.00%
Percentage of net operating losses					80.00%
Income tax benefit	0.9	4.1
Cumulative income tax benefit		67.2
Income Taxes [Member]
Income Taxes (Details) [Line Items]
Operating loss carry forward	16.6	16.6	$ 54.3
Deferred Income Tax Charge [Member]
Income Taxes (Details) [Line Items]
Operating loss carry forward	$ 14.3	$ 14.3